Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2065 Fund	May 30, 2024
Fidelity Flex Freedom Blend 2065 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.92%
Since Inception	9.23%	[1]
Fidelity Flex Freedom Blend 2065 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.19%
Since Inception	7.59%	[1]
Fidelity Flex Freedom Blend 2065 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.73%
Since Inception	6.89%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	13.21%
IXX3K
Average Annual Return:
Past 1 year	20.11%
Since Inception	8.53%

[1]	A From June 28, 2019 .